Prospectus

March 30, 2004,
as revised November 30, 2004

Putnam Limited
Duration Government
Income Fund*

Class A, B, C, M and R shares
Investment Category: Income

This prospectus explains what you should know about this mutual fund before you invest. Please read it carefully.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the fund.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

You may qualify for sales charge discounts on class A or class M shares. Please notify your financial advisor of other accounts that may help you obtain a sales charge discount. See "How do I buy fund shares?" for details.

* Prior to November 30, 2004, the fund was known as Putnam Intermediate U.S. Government Income Fund.


    CONTENTS

 2  Fund summary

 2  Goal

 2  Main investment strategies

 2  Main risks

 3  Performance information

 4  Fees and expenses

 6  What are the fund's main investment strategies and related risks?

 9  Who manages the fund?

12  How does the fund price its shares?

12  How do I buy fund shares?

18  How do I sell fund shares?

20  How do I exchange fund shares?

21  Fund distributions and taxes

22  Financial highlights

[SCALE LOGO OMITTED]

Fund summary

GOAL

The fund seeks as high a level of current income as Putnam Management believes is consistent with preservation of capital.

MAIN INVESTMENT STRATEGIES -- U.S. GOVERNMENT BONDS

We invest in bonds that

* are obligations of the U.S. government, its agencies and instrumentalities

* are backed by the full faith and credit of the United States, such as U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds, or by only the credit of a federal agency or government sponsored entity, such as Fannie Mae and Freddie Mac mortgage-backed bonds and

* have short to intermediate-term maturities (one to ten years). The fund will normally have an average duration of one to three years. Currently the fund is committed to maintaining a dollar weighted average maturity of three to ten years. This commitment expires effective January 21, 2005.

We also invest in forward commitments and repurchase agreements relating to those investments.

MAIN RISKS

The main risks that could adversely affect the value of the fund's shares and the total return on your investment include:

* The risk that the issuers of the fund's investments will not make timely payments of interest and principal. This credit risk is higher for debt that is not backed by the full faith and credit of the U.S. government.

* The risk that movements in financial markets will adversely affect the value of the fund's investments. This risk includes interest rate risk, which means that the prices of the fund's investments are likely to fall if interest rates rise.

* The risk that, compared to other debt, mortgage-backed investments may increase in value less when interest rates decline, and decline in value more when interest rates rise.

You can lose money by investing in the fund. The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the fund's risks. The chart shows year-to-year changes in the performance of one of the fund's classes of shares, class A shares. The table following the chart compares the fund's performance to that of a broad measure of market performance. Of course, a fund's past performance is not an indication of future performance.


[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS]

CALENDAR YEAR TOTAL RETURNS


1994        -1.46%
1995        15.04%
1996         3.74%
1997         7.49%
1998         7.55%
1999         0.20%
2000         9.22%
2001         7.29%
2002         7.78%
2003         1.35%

Performance figures in the bar chart do not reflect the impact of sales charges. If they did, performance would be less than that shown. Year-to-date performance through 9/30/04 was 1.76%. During the periods shown in the bar chart, the highest return for a quarter was 5.06% (quarter ending 6/30/95) and the lowest return for a quarter was -1.56% (quarter ending 3/31/94).

Average Annual Total Returns (for periods ending 12/31/03)
-------------------------------------------------------------------------------
                                       Past            Past           Past
                                       1 year          5 years        10 years
-------------------------------------------------------------------------------
Class A before taxes                   -2.03%          4.40%          5.36%
Class A after taxes on distributions   -2.67%          2.70%          3.30%
Class A after taxes on distributions
and sale of fund shares                -1.17%          2.69%          3.26%
Class B before taxes                   -2.03%          4.55%          5.14%
Class C before taxes                   -0.21%          4.28%          4.91%
Class M before taxes                   -0.89%          4.56%          5.37%
Class R before taxes                    1.20%          4.85%          5.45%
Lehman Intermediate Government
Bond Index (no deduction for fees,
expenses or taxes)                      2.29%          6.18%          6.32%
-------------------------------------------------------------------------------

Unlike the bar chart, this performance information reflects the impact of sales charges. Class A and class M share performance reflects the current maximum initial sales charges (which for class A shares reflects a reduction that took effect after 12/31/03); class B and class C share performance reflects the maximum applicable deferred sales charge if shares had been redeemed on 12/31/03 and, for class B shares, does not assume conversion to class A shares after eight years. For periods before the inception of class C shares (7/26/99), class M shares (4/3/95) and class R shares (12/1/03), performance shown for these classes in the table is based on the performance of the fund's class A shares, adjusted to reflect the appropriate sales charge and the higher 12b-1 fees paid by the class C, class M and class R shares. The fund's performance through 11/30/94 benefited from Putnam Management's agreement to limit the fund's expenses.

The fund's performance is compared to the Lehman Intermediate Government Bond Index, an unmanaged index of government bonds with maturities between one and up to ten years. After-tax returns reflect the highest individual federal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. After-tax returns are not relevant to those investing through 401(k) plans, IRAs or other tax-deferred arrangements.

FEES AND EXPENSES

This table summarizes the fees and expenses you may pay if you invest in the fund. Expenses are based on the fund's fiscal year ended November 30, 2003.

Shareholder Fees (fees paid directly from your investment)*
-------------------------------------------------------------------------------
                            Class A   Class B   Class C   Class M   Class R
-------------------------------------------------------------------------------
Maximum Sales
Charge (Load)
Imposed on
Purchases (as a
percentage of the
offering price)              3.25%     NONE      NONE      2.00%     NONE

Maximum Deferred
Sales Charge
(Load) (as a
percentage of the
original purchase
price or redemption
proceeds, whichever
is lower)                    NONE**    3.00%    1.00%      NONE**    NONE

Maximum
Redemption Fee***
(as a percentage
of total redemption
proceeds)                    2.00%     2.00%     2.00%     2.00%     2.00%
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Annual Fund Operating Expenses+
(expenses that are deducted from fund assets)
-------------------------------------------------------------------------------
                                              Total           Annual
          Management  Distribution  Other     Fund Operating  Peer Group
          Fees        (12b-1) Fees  Expenses  Expenses        Expense Ratio++
-------------------------------------------------------------------------------
Class A   0.50%       0.25%         0.23%     0.98%           1.04%
Class B   0.50%       0.85%         0.23%     1.58%           1.64%
Class C   0.50%       1.00%         0.23%     1.73%           1.79%
Class M   0.50%       0.40%         0.23%     1.13%           1.19%
Class R   0.50%       0.50%         0.23%+++  1.23%           1.29%
-------------------------------------------------------------------------------

  * Certain investments in class A and class M shares may qualify for discounts on applicable sales charges. See "How do I buy fund shares?" for details.

 ** A deferred sales charge of up to 1.00% on class A shares and of 0.40% on class M shares may be imposed on certain redemptions of shares bought without an initial sales charge.

*** A 2.00% redemption fee (also referred to as a "short-term trading fee") may apply to any shares that are redeemed (either by selling or exchanging into another fund) within 5 days of purchase.

  + See the section "Who manages the fund?" for a discussion of regulatory matters and litigation.

 ++ Average of the expenses of front-end load funds viewed by Lipper Inc. as having the same investment classification or objective as the fund, as of September 30, 2004, calculated in accordance with Lipper's standard reporting methodology for comparing expenses within a given universe (excluding 12b-1 fees and without giving effect to any expense offset and brokerage service arrangements that may reduce fund expenses). To facilitate comparison, Putnam has adjusted this average to reflect the 12b-1 fees carried by each class of shares. The peer group may include funds that are significantly larger or smaller than the fund, which may limit the comparability of the fund's expenses to the Lipper average.

+++ Other expenses shown for class R shares are based on the expenses of class A shares for the fund's fiscal year ended November 30, 2003.

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts. By doing this, you can more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then, except as shown for class B shares and class C shares, redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

-------------------------------------------------------------------------------
                         1 year        3 years     5 years       10 years
-------------------------------------------------------------------------------
Class A                  $422          $627          $849        $1,487
Class B                  $461          $699          $860        $1,717*
Class B
(no redemption)          $161          $499          $860        $1,717*
Class C                  $276          $545          $939        $2,041
Class C
(no redemption)          $176          $545          $939        $2,041
Class M                  $372          $734        $1,120        $2,200
Class R                  $125          $390          $676        $1,489
-------------------------------------------------------------------------------

* Reflects conversion of class B shares to class A shares, which pay lower 12b-1 fees. Conversion occurs eight years after purchase.

What are the fund's main investment strategies and related risks?

Any investment carries with it some level of risk that generally reflects its potential for reward. We pursue the fund's goal by investing in U.S. government bonds. We will consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments. A description of the risks associated with the fund's main investment strategies follows.

* Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument's value usually will not affect the amount of interest income paid to the fund, but will affect the value of the fund's shares. Interest rate risk is generally greater for investments with longer maturities.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

"Premium" investments offer coupon rates higher than prevailing market rates. However, they involve a greater risk of loss, because their values tend to decline over time.

* Credit risk. U.S. government investments generally have the least credit risk but are not completely free of credit risk. U.S. government securities that are not backed by the full faith and credit of the United States, such as federal agency bonds, are subject to higher credit risk. Other bonds in which the fund may invest are subject to varying degrees of risk. These risk factors may include the creditworthiness of the issuer and, in the case of mortgage-backed securities, the ability of the underlying borrowers to meet their obligations.

* Prepayment risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. They may increase the volatility of the fund.

* Forward commitments and repurchase agreements. We may enter into contracts with dealers for future delivery of U.S. government investments, commonly known as forward commitments. A forward commitment involves a risk of loss if the value of the investment declines before the delivery date. We may also enter into repurchase agreements, under which we buy an investment from a firm that has an obligation to buy the investment back at a fixed price and time, typically within one week. Repurchase agreements involve the risk that the other party will default on its obligations, in which case we may find it difficult to recover the value of these investments.

* Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in derivatives including futures, options, warrants and swap contracts, and zero-coupon bonds, which may be subject to other risks, as described in the fund's statement of additional information (SAI).

* Alternative strategies. Under normal market conditions, we keep the fund's portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund's usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The Trustees may change the fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

* Portfolio transactions and portfolio turnover rate. Transactions on stock exchanges, commodities markets and futures markets involve the payment by the fund of brokerage commissions. The fund paid $2,469 in brokerage commissions during the 2003 fiscal year, representing less than 1% of the fund's average net assets. No amounts were paid to brokers who also provide research (including statistical and quotation) services. Additional information regarding Putnam's brokerage selection procedures is included in the SAI.

Although brokerage commissions and other portfolio transaction costs are not reflected in the fund's Total Annual Fund Operating Expenses ratio (as shown in the Annual Fund Operating Expenses table in the section "Fees and expenses"), they are reflected in the fund's total return. Combining the brokerage commissions paid by the fund during the fiscal year ended November 30, 2003 (as a percentage of the fund's average net assets) with the fund's Total Annual Fund Operating Expenses ratio for class A shares results in a "combined cost ratio" of 0.98% of the fund's average net assets for class A shares for the fiscal year ended November 30, 2003.

Investors should exercise caution in comparing brokerage commissions and combined cost ratios for different types of funds. For example, while brokerage commissions represent one component of the fund's transaction costs, they do not reflect any undisclosed amount of profit or "mark-up" included in the price paid by the fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the fund's purchase and sale transactions may change the market price for an investment (the "market impact").

Another factor in transaction costs is the fund's portfolio turnover rate, which measures how frequently the fund buys and sells investments. During the past five years, the fund's fiscal year portfolio turnover rate and the average turnover rate for the fund's Lipper category were as follows.

-------------------------------------------------------------------------------
Turnover Comparison
-------------------------------------------------------------------------------
                                  2004      2003      2002      2001      2000
-------------------------------------------------------------------------------
Putnam Limited Duration
Government Income Fund            509%      539%      224%      401%      319%

Lipper Short-Intermediate
U.S. Government Funds Average*    184%      167%      170%      133%      170%
-------------------------------------------------------------------------------

* Average portfolio turnover rate of funds viewed by Lipper Inc. as having the same investment classification or objective as the fund. The Lipper category average portfolio turnover rate is calculated using the portfolio turnover rate for the fiscal year end of each fund in the Lipper category. Fiscal years may vary across funds in the Lipper category, which may limit the comparability of the fund's portfolio turnover rate to the Lipper average.

The fund may buy and sell investments relatively often. Both the fund's portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions. High turnover may lead to increased costs and shareholder taxes and decreased performance.

As a matter of policy, Putnam Management is not permitted to consider sales of shares of the fund (or of the other Putnam funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the fund.

Who manages the fund?

The fund's Trustees oversee the general conduct of the fund's business. The Trustees have retained Putnam Management to be the fund's investment manager, responsible for making investment decisions for the fund and managing the fund's other affairs and business. The fund pays Putnam Management a quarterly management fee for these services based on the fund's average net assets. The fund paid Putnam Management a management fee of 0.50% of average net assets for the fund's fiscal year ended November 30, 2003. Putnam Management's address is One Post Office Square, Boston, MA 02109.

* Investment management teams. Putnam Management's investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Core Fixed-Income Team are responsible for the day-to-day management of the fund. The names of all team members can be found at www.putnaminvestments.com.

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over the last five years is shown.

---------------------------------------------------------------------------
                                                  Positions Over
Portfolio leader      Since    Employer           Past Five Years
---------------------------------------------------------------------------
Kevin M. Cronin       1998     Putnam             Chief Investment
                               Management         Officer, Core Fixed
                               1997 - Present     Income, Fixed Income
                                                  Money Market and Tax
                                                  Exempt Fixed Income
---------------------------------------------------------------------------
                                                  Positions Over
Portfolio member      Since    Employer           Past Five Years
---------------------------------------------------------------------------
Rob A. Bloemker       2002     Putnam             Mortgage Specialist,
                               Management         Core Fixed Income
                               1999 - Present
---------------------------------------------------------------------------

* Investment in the fund by Putnam employees and the Trustees. As of September 30, 2004, all of the 11 Trustees then on the Board of Trustees of the Putnam funds owned fund shares. The table shows the approximate value of investments in the fund and all Putnam funds as of that date by Putnam employees and the fund's Trustees, including in each case investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

-------------------------------------------------------------------------------
                      Fund                All Putnam funds
-------------------------------------------------------------------------------
Putnam employees      $656,319            $449,133,000
-------------------------------------------------------------------------------
Trustees              $284,618             $40,000,000
-------------------------------------------------------------------------------

* Compensation of investment professionals. Putnam Management believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments' total incentive compensation pool that is available to Putnam Management's Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time. The peer group for the fund, Short-Intermediate U.S. Government Funds, is its broad investment category as determined by Lipper Inc. The portion of the incentive compensation pool available to your investment management team is also based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time.

* Consistent performance means being above median over one year.

* Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

* Superior performance (which is the largest component of Putnam
  Management's incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team's portion of the incentive compensation pool and allocating that portion to individual team members, Putnam Management retains discretion to reward or penalize teams or individuals as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year is determined by Putnam Management's parent company, Marsh & McLennan Companies, Inc., and depends in large part on Putnam's profitability for the year. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

* Regulatory matters and litigation. On April 8, 2004, Putnam Management entered into agreements with the Securities and Exchange Commission (SEC) and the Massachusetts Securities Division representing a final settlement of all charges brought against Putnam Management by those agencies on October 28, 2003 in connection with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. The settlement with the SEC requires Putnam Management to pay $5 million in disgorgement plus a civil monetary penalty of $50 million, and the settlement with the Massachusetts Securities Division requires Putnam Management to pay $5 million in restitution and an administrative fine of $50 million. The settlements also leave intact the process established under an earlier partial settlement with the SEC under which Putnam Management agreed to pay the amount of restitution determined by an independent consultant, which may exceed the disgorgement and restitution amounts specified above, pursuant to a plan to be developed by the independent consultant.

Putnam Management, and not the investors in any Putnam fund, will bear all costs, including restitution, civil penalties and associated legal fees stemming from both of these proceedings. The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management has agreed to bear any costs incurred by Putnam funds in connection with these lawsuits. Based on currently available information, Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

Review of these matters by counsel for Putnam Management and by separate independent counsel for the Putnam funds and their independent Trustees is continuing. The fund may experience increased redemptions as a result of these matters, which could result in increased transaction costs and operating expenses.

How does the fund price its shares?

The price of the fund's shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value. It values all other investments and assets at their fair value.

How do I buy fund shares?

You can open a fund account with as little as $500 and make additional investments at any time with as little as $50 ($25 through systematic investing). The fund sells its shares at the offering price, which is the NAV plus any applicable sales charge. Your financial advisor or Putnam Investor Services generally must receive your completed buy order before the close of regular trading on the New York Stock Exchange for your shares to be bought at that day's offering price.

You can buy shares:

* Through a financial advisor. Your advisor will be responsible for furnishing all necessary documents to Putnam Investor Services, and may charge you for his or her services.

* Through systematic investing. You can make regular investments of $25 or more weekly, semi-monthly or monthly through automatic deductions from your bank checking or savings account. Application forms are available through your advisor or Putnam Investor Services at 1-800-225-1581.

* Subsequent investments via the Internet. If you have an existing Putnam fund account and you have completed and returned an Electronic Investment Authorization Form, you can buy additional shares online at www.putnaminvestments.com. For more information, contact your advisor or Putnam Investor Services at 1-800-225-1581.

You may also complete an order form and write a check for the amount you wish to invest, payable to the fund. Return the check and completed form to Putnam Investor Services.

Mutual funds must obtain and verify information that identifies investors opening new accounts. If the fund is unable to collect the required information, Putnam Investor Services may not be able to open your fund account. Investors must provide their full name, residential or business address, Social Security or tax identification number, and date of birth. Entities, such as trusts, estates, corporations and partnerships, must also provide other identifying information. Putnam Investor Services may share identifying information with third parties for the purpose of verification. If Putnam Investor Services cannot verify identifying information after opening your account, the fund reserves the right to close your account.

The fund may periodically close to new purchases of shares or refuse any order to buy shares if the fund determines that doing so would be in the best interests of the fund and its shareholders.

WHICH CLASS OF SHARES IS BEST FOR ME?

This prospectus offers you a choice of four classes of fund shares: A, B, C and M. Qualified employee-benefit plans may also choose class R shares. This allows you to choose among different types of sales charges and different levels of ongoing operating expenses, as illustrated in the "Fees and expenses" section. The class of shares that is best for you depends on a number of factors, including the amount you plan to invest and how long you plan to hold the shares. Please consult your financial advisor as to which share class is most appropriate for you. Here is a summary of the differences among the classes of shares:

Class A shares

* Initial sales charge of up to 3.25%

* Lower sales charges available for investments of $100,000 or more

* No deferred sales charge (except on certain redemptions of shares bought without an initial sales charge)

* Lower annual expenses, and higher dividends, than class B, C or M shares because of lower 12b-1 fees

Class B shares

* No initial sales charge; your entire investment goes to work immediately

* Deferred sales charge of up to 3.00% if you sell shares within four years of purchase

* Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fees

* Convert automatically to class A shares after eight years, thereby reducing the future 12b-1 fees

* Orders for class B shares of one or more Putnam funds will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $100,000 or more. Investors considering cumulative purchases of $100,000 or more should consider whether class A shares would be more advantageous and consult their financial advisor.

Class C shares

* No initial sales charge; your entire investment goes to work immediately

* Deferred sales charge of 1.00% if shares are sold within one year of purchase

* Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fees

* No conversion to class A shares, so future 12b-1 fees do not decline over time

* Orders for class C shares of one or more Putnam funds will be refused when the total value of the purchase, plus existing account balances that are eligible to be linked under a right of accumulation for purchases of class A shares (as described below), is $1,000,000 or more. Investors considering cumulative purchases of $1,000,000 or more should consider whether class A shares would be more advantageous and consult their financial advisor.

Class M shares

* Initial sales charge of up to 2.00%

* Lower sales charges available for investments of $100,000 or more

* No deferred sales charge (except on certain redemptions of shares bought without an initial sales charge)

* Lower annual expenses, and higher dividends, than class B or C shares because of lower 12b-1 fees

* Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fees

* No conversion to class A shares, so future 12b-1 fees do not decline over time

-------------------------------------------------------------------------------
Initial sales charges for class A and M shares
-------------------------------------------------------------------------------
                        Class A sales charge        Class M sales charge
                        as a percentage of:         as a percentage of:
-------------------------------------------------------------------------------
Amount of purchase      Net amount     Offering     Net amount     Offering
at offering price ($)   invested       price*       invested       price*
-------------------------------------------------------------------------------
Under 100,000            3.36%          3.25%         2.04%         2.00%
100,000 but under
250,000                  2.56           2.50          1.52          1.50
250,000 but under
500,000                  2.04           2.00          1.01          1.00
500,000 but under
1,000,000                1.52           1.50          NONE          NONE
1,000,000 and above      NONE           NONE          NONE          NONE
-------------------------------------------------------------------------------

* Offering price includes sales charge.

The fund offers two principal ways for you to qualify for discounts on initial sales charges on class A and class M shares, often referred to as "breakpoint discounts:"

* Right of accumulation. You can add the amount of your current purchases of class A or class M shares of the fund and other Putnam funds to the value of your existing accounts in the fund and other Putnam funds. Individuals can also include purchases by, and accounts owned by, their spouse and minor children, including accounts established through different financial advisors. For your current purchases, you will pay the initial sales charge applicable to the total value of the linked accounts and purchases, which may be lower than the sales charge otherwise applicable to each of your current purchases. Shares of Putnam money market funds, other than money market fund shares acquired by exchange from other Putnam funds, are not included for purposes of the right of accumulation.

To calculate the total value of your existing accounts and any linked accounts, the fund will use the current maximum public offering price of those shares.

* Statement of intention. A statement of intention is a document in which you agree to make purchases of class A or class M shares in a specified amount within a period of 13 months. For each purchase you make under the statement of intention you will pay the initial sales charge applicable to the total amount you have agreed to purchase. While a statement of intention is not a binding obligation on you, if you do not purchase the full amount of shares within 13 months, the fund will redeem shares from your account in an amount equal to the higher initial sales charge you would have paid in the absence of the statement of intention.

Account types that may be linked with each other to obtain breakpoint discounts using the methods described above include:

* Individual accounts

* Joint accounts

* Accounts established as part of a retirement plan and IRA accounts (some restrictions may apply)

* Shares of Putnam funds owned through accounts in the name of your dealer or other financial intermediary (with documentation identifying beneficial ownership of shares)

* Accounts held as part of a Section 529 college savings plan managed by Putnam Management (some restrictions may apply)

In order to obtain a breakpoint discount, you should inform your financial advisor at the time you purchase shares of the existence of other accounts or purchases that are eligible to be linked for the purpose of calculating the initial sales charge. The fund or your financial advisor may ask you for records or other information about other shares held in your accounts and linked accounts, including accounts opened with a different financial advisor. Restrictions may apply to certain accounts and transactions. Further details about breakpoint discounts can be found on Putnam Management's website at www.putnaminvestments.com/individual by selecting "Mutual Funds," and in the SAI.

Deferred sales charges for class B, class C and certain class A and class M shares

If you sell (redeem) class B shares within four years of purchase, you will generally pay a deferred sales charge according to the following schedule.

Year after purchase       1      2      3      4     5+
-------------------------------------------------------------------------------
Charge                    3%     3%     2%     1%    0%

A deferred sales charge of 1.00% will apply to class C shares if redeemed within one year of purchase. Unless otherwise agreed with Putnam Retail Management, class A shares that are part of a purchase of $1 million or more (other than by a qualified retirement plan) will be subject to a 1.00% deferred sales charge if redeemed within one year of purchase and a 0.50% deferred sales charge if redeemed in the second year after purchase. A deferred sales charge of 0.40% may apply to class M shares purchased without a sales charge for certain rollover IRA accounts if redeemed within one year of purchase.

Deferred sales charges will be based on the lower of the shares' cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. You may sell shares acquired by reinvestment of distributions without a charge at any time.

* You may be eligible for reductions and waivers of sales charges. In addition to the breakpoint discount methods described above, sales charges may be reduced or waived under certain circumstances and for certain groups. Information about reductions and waivers of sales charges, including deferred sales charges, is included in the SAI. You may consult your financial advisor or Putnam Retail Management for assistance.

* Distribution (12b-1) plans. The fund has adopted distribution plans to pay for the marketing of fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average net assets) of up to 0.35% on class A shares and 1.00% on class B, class C, class M and class R shares. The Trustees currently limit payments on class A, class B, class M and class R shares to 0.25%, 0.85%, 0.40% and 0.50% of average net assets, respectively. Because these fees are paid out of the fund's assets on an ongoing basis, they will increase the cost of your investment. The higher fees for class B, class C, class M and class R shares may cost you more than paying the initial sales charge for class A shares. Because class C and class M shares, unlike class B shares, do not convert to class A shares, class C and class M shares may cost you more over time than class B shares. Class R shares will generally be less expensive than class B shares for shareholders who are eligible to purchase either class.

* Payments to dealers. As disclosed in the SAI, Putnam Retail Management pays commissions, sales charge reallowances, and ongoing payments to dealers who sell certain classes of fund shares. In addition, Putnam Retail Management may, at its expense, pay concessions to dealers that satisfy certain criteria established from time to time by Putnam Retail Management relating to increasing net sales of shares of the Putnam funds over prior periods and certain other factors.

How do I sell fund shares?

You can sell your shares back to the fund any day the New York Stock Exchange is open, either through your financial advisor or directly to the fund. Payment for redemption may be delayed until the fund collects the purchase price of shares, which may be up to 10 calendar days after the purchase date.

The fund will impose a short-term trading fee of 2.00% of the total redemption amount (calculated at market value) if you sell or exchange your shares after holding them for 5 days or less. The short-term trading fee is paid directly to the fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading. The short-term trading fee will not apply in certain circumstances, such as redemptions to pay distributions or loans from defined contribution plans administered by Putnam, redemptions of shares purchased directly with contributions by a plan participant or sponsor, redemptions for loan repayment, redemptions from certain omnibus accounts, redemptions in the event of shareholder death or post-purchase disability and redemptions made as part of a systematic withdrawal plan. For purposes of determining whether the short-term trading fee applies, the shares that were held the longest will be redeemed first. Administrators, trustees or sponsors of retirement plans may also impose short-term trading fees. Please see the SAI for details.

* Selling shares through your financial advisor. Your advisor must receive your request in proper form before the close of regular trading on the New York Stock Exchange for you to receive that day's NAV, less any applicable deferred sales charge and short-term trading fee. Your advisor will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge you for his or her services.

* Selling shares directly to the fund. Putnam Investor Services must receive your request in proper form before the close of regular trading on the New York Stock Exchange in order to receive that day's NAV, less any applicable sales charge and short-term trading fee.

By mail. Send a letter of instruction signed by all registered owners or their legal representatives to Putnam Investor Services. If you have certificates for the shares you want to sell, you must include them along with completed stock power forms.

By telephone. You may use Putnam's telephone redemption privilege to redeem shares valued at less than $100,000 unless you have notified Putnam Investor Services of an address change within the preceding 15 days, in which case other requirements may apply. Unless you indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption instructions received by telephone.

The telephone redemption privilege is not available if there are certificates for your shares. The telephone redemption privilege may be modified or terminated without notice.

* Selling shares by check. If you would like to use the check-writing service, mark the proper box on the application or authorization form and complete the signature card (and, if applicable, the resolution). The fund will send you checks when it receives these properly completed documents. You can then make the checks for $250 or more payable to the order of anyone. The fund will redeem a sufficient number of full and fractional shares in your account at the next NAV that is calculated after the check is accepted to cover the amount of the check and any applicable deferred sales charge and short-term trading fee.

The use of checks is subject to the rules of your fund's designated bank for its checking accounts. If you do not have a sufficient number of shares in your account to cover the amount of the check and any applicable deferred sales charge and short-term trading fee, the check will be returned and no shares will be redeemed. Because it is not possible to determine your account's value in advance, you should not write a check for the entire value of your account or try to close your account by writing a check. The fund may change or end check-writing privileges at any time without notice. The check-writing service is not available for tax-qualified retirement plans, or if there are certificates for your shares.

* Additional requirements. In certain situations, for example, if you sell shares with a value of $100,000 or more, the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. In addition, Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. For more information concerning Putnam's signature guarantee and documentation requirements, contact Putnam Investor Services.

* When will the fund pay me? The fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

* Redemption by the fund. If you own fewer shares than the minimum set by the Trustees (presently 20 shares), the fund may redeem your shares without your permission and send you the proceeds. To the extent permitted by applicable law, the fund may also redeem shares if you own more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.

How do I exchange fund shares?

If you want to switch your investment from one Putnam fund to another, you can exchange your fund shares for shares of the same class of another Putnam fund at NAV. Not all Putnam funds offer all classes of shares or are open to new investors. If you exchange shares subject to a deferred sales charge, the transaction will not be subject to the deferred sales charge. When you redeem the shares acquired through the exchange, the redemption may be subject to the deferred sales charge, depending upon when you originally purchased the shares. The deferred sales charge will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest deferred sales charge applicable to your class of shares. Class B shares of most other Putnam funds have a higher deferred sales charge than the fund. For purposes of computing the deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any subsequent exchanges among funds.

To exchange your shares, complete and return an Exchange Authorization Form, which is available from Putnam Investor Services. A telephone exchange privilege is currently available for amounts up to $500,000. The telephone exchange privilege is not available if the fund issued certificates for your shares. You may also exchange shares via the Internet at www.putnaminvestments.com. Ask your financial advisor or Putnam Investor Services for prospectuses of other Putnam funds. Some Putnam funds are not available in all states.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and otherwise to promote the best interests of the fund, the fund will impose a short-term trading fee of 2.00% of the total exchange amount (calculated at market value) on exchanges of shares held for 5 days or less. In the case of defined contribution plans administered by Putnam, the 2.00% short-term trading fee will apply to exchanges of shares purchased by exchange that are held in a plan participant's account for 5 days or less. Administrators, trustees or sponsors of retirement plans may also impose short-term trading fees.

The fund also reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds. Consult Putnam Investor Services before requesting an exchange.

Fund distributions and taxes

The fund declares a distribution daily based on our projections of its estimated net income. The fund normally distributes any net investment income monthly and any net realized capital gains annually. You may choose to:

* reinvest all distributions in additional shares;

* receive any distributions from net investment income in cash while reinvesting capital gains distributions in additional shares; or

* receive all distributions in cash.

If you do not select an option when you open your account, all distributions will be reinvested. If you do not cash a distribution check within a specified period or notify Putnam Investor Services to issue a new check, the distribution will be reinvested in the fund. You will not receive any interest on uncashed distribution or redemption checks. Similarly, if any correspondence sent by the fund or Putnam Investor Services is returned as "undeliverable," fund distributions will automatically be reinvested in the fund or in another Putnam fund.

For federal income tax purposes, distributions of investment income are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long the fund owned the investments that generated them, rather than how long you have owned your shares. Distributions are taxable to you even if they are paid from income or gains earned by the fund before your investment (and thus were included in the price you paid). Distributions of gains from investments that the fund owned for more than one year are taxable as capital gains. Distributions of gains from investments that the fund owned for one year or less and gains on the sale of bonds characterized as market discount are taxable as ordinary income. Distributions are taxable whether you receive them in cash or reinvest them in additional shares.

Any gain resulting from the sale or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Financial highlights

The financial highlights tables are intended to help you understand the fund's recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. No class R shares were outstanding during these periods. This information has been derived from the fund's financial statements, which have been audited by KPMG LLP. Its report and the fund's financial statements are included in the fund's annual report to shareholders, which is available upon request.



FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
-------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                         Year ended November 30
-------------------------------------------------------------------------------------------------------------
                                       2003            2002            2001            2000            1999
-------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $5.17           $5.10           $4.90           $4.81           $5.01
-------------------------------------------------------------------------------------------------------------
Investment operations:
-------------------------------------------------------------------------------------------------------------
Net investment income                   .06             .17             .26 (d)         .28             .25
-------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              .04             .12             .19             .06            (.20)
-------------------------------------------------------------------------------------------------------------
Total from
investment operations                   .10             .29             .45             .34             .05
-------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------
From net
investment income                      (.06)           (.20)           (.25)           (.25)           (.25)
-------------------------------------------------------------------------------------------------------------
From net realized
gain on investment                     (.03)           (.02)             --              --              --
-------------------------------------------------------------------------------------------------------------
Total distributions                    (.09)           (.22)           (.25)           (.25)           (.25)
-------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $5.18           $5.17           $5.10           $4.90           $4.81
-------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 2.00            5.85            9.29            7.23            1.09
-------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                     $439,463        $588,232        $327,332        $217,197        $243,927
-------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)               .98             .97             .96            1.00             .99
-------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)              1.26            3.18            5.15            5.84            5.20
-------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)               509.05 (c)      538.64 (c)      224.31 (c)      401.30          318.67
-------------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.

(c) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
-------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                          Year ended November 30
-------------------------------------------------------------------------------------------------------------
                                       2003            2002            2001            2000            1999
-------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $5.18           $5.11           $4.91           $4.81           $5.01
-------------------------------------------------------------------------------------------------------------
Investment operations:
-------------------------------------------------------------------------------------------------------------
Net investment income                   .03             .14             .23 (d)         .25             .22
-------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              .04             .12             .19             .07            (.20)
-------------------------------------------------------------------------------------------------------------
Total from
investment operations                   .07             .26             .42             .32             .02
-------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------
From net
investment income                      (.03)           (.17)           (.22)           (.22)           (.22)
-------------------------------------------------------------------------------------------------------------
From net realized
gain on investment                     (.03)           (.02)             --              --              --
-------------------------------------------------------------------------------------------------------------
Total distributions                    (.06)           (.19)           (.22)           (.22)           (.22)
-------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $5.19           $5.18           $5.11           $4.91           $4.81
-------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 1.38            5.21            8.61            6.79             .48
-------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                     $290,981        $410,169        $194,202        $103,543        $137,130
-------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)              1.58            1.57            1.56            1.60            1.59
-------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               .65            2.47            4.49            5.24            4.60
-------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)               509.05 (c)      538.64 (c)      224.31 (c)      401.30          318.67
-------------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.

(c) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS C
-------------------------------------------------------------------------------------------------------------

                                                                                               For the period
Per-share                                                                                      July 26, 1999+
operating performance                               Year ended November 30                      to Nov. 30
-------------------------------------------------------------------------------------------------------------
                                    2003            2002            2001            2000            1999
-------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $5.17           $5.10           $4.90           $4.81           $4.81
-------------------------------------------------------------------------------------------------------------
Investment operations:
-------------------------------------------------------------------------------------------------------------
Net investment income                .02             .13             .21 (d)         .24             .07
-------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                  .04             .12             .20             .06              -- (e)
-------------------------------------------------------------------------------------------------------------
Total from
investment operations                .06             .25             .41             .30             .07
-------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------
From net
investment income                   (.02)           (.16)           (.21)           (.21)           (.07)
-------------------------------------------------------------------------------------------------------------
From net realized
gain on investment                  (.03)           (.02)             --              --              --
-------------------------------------------------------------------------------------------------------------
Total distributions                 (.05)           (.18)           (.21)           (.21)           (.07)
-------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $5.18           $5.17           $5.10           $4.90           $4.81
-------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)              1.23            5.06            8.46            6.38            1.53 *
-------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                   $28,346         $38,613         $18,335          $5,221          $2,746
-------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)           1.73            1.72            1.71            1.75             .61 *
-------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)            .49            2.38            4.23            5.12            1.58 *
-------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)            509.05 (c)      538.64 (c)      224.31 (c)      401.30          318.67
-------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.

(c) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.

(e) Amount represents less than $0.01 per share.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
-------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                         Year ended November 30
-------------------------------------------------------------------------------------------------------------
                                       2003            2002            2001            2000            1999
-------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $5.18           $5.11           $4.92           $4.82           $5.02
-------------------------------------------------------------------------------------------------------------
Investment operations:
-------------------------------------------------------------------------------------------------------------
Net investment income                   .05             .16             .25 (d)         .26             .24
-------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              .06             .12             .18             .08            (.20)
-------------------------------------------------------------------------------------------------------------
Total from
investment operations                   .11             .28             .43             .34             .04
-------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------
From net
investment income                      (.06)           (.19)           (.24)           (.24)           (.24)
-------------------------------------------------------------------------------------------------------------
From net realized
gain on investment                     (.03)           (.02)             --              --              --
-------------------------------------------------------------------------------------------------------------
Total distributions                    (.09)           (.21)           (.24)           (.24)           (.24)
-------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $5.20           $5.18           $5.11           $4.92           $4.82
-------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 2.04            5.68            8.88            7.26             .93
-------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $12,376         $21,874         $15,244          $9,121         $10,918
-------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)              1.13            1.12            1.11            1.15            1.14
-------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)              1.12            3.07            4.95            5.69            5.09
-------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)               509.05 (c)       538.64 (c)     224.31 (c)      401.30          318.67
-------------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.

(c) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.



Glossary of terms
-------------------------------------------------------------------------------
Bond             An IOU issued by a government or corporation that usually
                 pays interest.
-------------------------------------------------------------------------------
Capital          A profit or loss on the sale of securities (generally
                 gain/loss stocks or bonds).
-------------------------------------------------------------------------------
Class A, B, C,   Types of shares, each class offering investors a different
M, R, T shares   way to pay sales charges and distribution fees. A fund's
                 prospectus explains the availability and attributes of
                 each type.
-------------------------------------------------------------------------------
Common           A unit of ownership of a corporation.
stock
-------------------------------------------------------------------------------
Distribution     A payment from a mutual fund to shareholders. It may include interest from bonds and dividends from stocks (dividend
                 distributions). It may also include profits from the sale of securities from the fund's portfolio (capital
                 gains distributions).
-------------------------------------------------------------------------------
Net asset        The value of one share of a mutual fund without regard to
value (NAV)      sales charges. Some bond funds aim for a steady NAV,
                 representing stability; most stock funds aim to raise NAV, representing growth in the value of an investment.
-------------------------------------------------------------------------------
Public offering  The purchase price of one class A or class M share of a
price (POP)      mutual fund, including the applicable "front-end" sales
                 charge.
-------------------------------------------------------------------------------
Short-term       Fee charged to shareholders of certain funds who redeem fund
trading fee      shares that they have held for less than a stated minimum
                 amount of time. Short-term trading fees are withheld from
                 the proceeds of the shareholder's redemption and are payable to the fund.
-------------------------------------------------------------------------------
Total return     A measure of performance showing the change in the value of an investment over a given period, assuming all earnings are
                 reinvested.
-------------------------------------------------------------------------------
Yield            The percentage rate at which a fund has earned income from its investments over the indicated period.
-------------------------------------------------------------------------------

Make the most of your Putnam privileges

As a Putnam mutual fund shareholder, you have access to a number of services that can help you build a more effective and flexible financial program. Here are some of the ways you can use these privileges to make the most of your Putnam mutual fund investment.

* SYSTEMATIC INVESTMENT PLAN

  Invest as much as you wish ($25 or more). The amount you choose will be automatically transferred weekly, semi-monthly or monthly from your checking or savings account.

* SYSTEMATIC WITHDRAWAL

  Make regular withdrawals of $50 or more monthly, quarterly, semiannually, or annually from your Putnam mutual fund account valued at $5,000 or more.

* SYSTEMATIC EXCHANGE

  Transfer assets automatically from one Putnam account to another on a regular, prearranged basis.

* EXCHANGE PRIVILEGE

  Exchange money between Putnam funds in the same class of shares. The exchange privilege allows you to adjust your investments as your objectives change. A signature guarantee is required for exchanges of more than $500,000 and shares of all Putnam funds may not be available to all investors.

A 2.00% short-term trading fee will apply to exchanges of shares from Putnam funds (other than money market funds) held for 5 days or less. A separate 1.00% short-term trading fee may apply to exchanges of shares of certain Putnam funds that occur within 6 to 90 days of purchase. Please read the prospectus of the applicable fund for more details.

Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange (into the fund) and system atic withdrawal or exchange (out of the fund). These privileges are subject to change or termination.

* DIVIDENDS PLUS

  Diversify your portfolio by investing dividends and other distributions from one Putnam fund automatically into another at net asset value.

* STATEMENT OF INTENTION

  To reduce a front-end sales charge, you may agree to invest a minimum dollar amount over 13 months. Depending on your fund, the minimum is $25,000, $50,000, or $100,000. Whenever you make an investment under this arrangement, you or your financial advisor should notify Putnam Investor Services that a Statement of Intention is in effect.

Many of these services can be accessed online at www.putnaminvestments.com.

For more information about any of these services and privileges, call your financial advisor or a Putnam customer service representative toll free at 1-800-225-1581.

Putnam Family of Funds a

The following is a complete list of Putnam's open-end mutual funds offered to the public. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.

PUTNAM GROWTH FUNDS

Putnam Discovery Growth Fund
Putnam Growth Opportunities Fund
Putnam Health Sciences Trust
Putnam International New Opportunities Fund
Putnam New Opportunities Fund
Putnam OTC & Emerging Growth Fund
Putnam Small Cap Growth Fund
Putnam Vista Fund
Putnam Voyager Fund

PUTNAM BLEND FUNDS

Putnam Capital Appreciation Fund
Putnam Capital Opportunities Fund
Putnam Europe Equity Fund
Putnam Global Equity Fund
Putnam Global Natural Resources Fund
Putnam International Capital Opportunities Fund
Putnam International Equity Fund
Putnam Investors Fund
Putnam Research Fund
Putnam Tax Smart Equity Fund
Putnam Utilities Growth and Income Fund

PUTNAM VALUE FUNDS

Putnam Classic Equity Fund
Putnam Convertible Income-Growth Trust
Putnam Equity Income Fund
The George Putnam Fund of Boston
The Putnam Fund for Growth and Income
Putnam International Growth and Income Fund
Putnam Mid Cap Value Fund
Putnam New Value Fund
Putnam Small Cap Value Fund b

PUTNAM INCOME FUNDS

Putnam American Government Income Fund
Putnam Diversified Income Trust
Putnam Floating Rate Income Fund
Putnam Global Income Trust
Putnam High Yield Advantage Fund b
Putnam High Yield Trust
Putnam Income Fund
Putnam Limited Duration Government Income Fund c
Putnam Money Market Fundd
Putnam Prime Money Market Fund d
Putnam U.S. Government Income Trust

PUTNAM TAX-FREE INCOME FUNDS

Putnam AMT-Free Insured Municipal Fund e
Putnam Municipal Income Fund b
Putnam Tax Exempt Income Fund
Putnam Tax Exempt Money Market Fund d
Putnam Tax-Free High Yield Fund

Putnam State Tax-Free Income Funds f

Arizona, California, Florida, Massachusetts,
Michigan, Minnesota, New Jersey, New York,
Ohio and Pennsylvania

PUTNAM ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds -- three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:
Putnam Asset Allocation: Balanced Portfolio
Putnam Asset Allocation: Conservative Portfolio
Putnam Asset Allocation: Growth Portfolio

PUTNAM RETIREMENTREADY[REGISTRATION MARK] FUNDS

Putnam RetirementReady Funds -- nine investment portfolios that offer diversification among stocks, bonds and money market instruments and adjust to become more conservative over time based on a target date for withdrawing assets.

Putnam RetirementReady 2045 Fund
Putnam RetirementReady 2040 Fund
Putnam RetirementReady 2035 Fund
Putnam RetirementReady 2030 Fund
Putnam RetirementReady 2025 Fund
Putnam RetirementReady 2020 Fund
Putnam RetirementReady 2015 Fund
Putnam RetirementReady 2010 Fund
Putnam RetirementReady Maturity Fund

a As of  11/30/04.

b Closed to new investors.

c Prior to 11/30/04, Putnam Intermediate U.S. Government Income Fund.

d An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although these funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in such funds.

e Prior to 11/30/04, Putnam Tax-Free Insured Fund.

f Not available in all states.


For more information about
Putnam Limited Duration Government Income Fund

The fund's statement of additional information (SAI) and annual and semi-annual reports to shareholders include additional information about the fund. The SAI and the independent registered public accounting firm's report and the financial statements included in the fund's most recent annual reports to its shareholders are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The fund's annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its fiscal year ended November 30, 2003. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial advisor, by visiting Putnam's Internet site, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about a fund, including its SAI, at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the fund's file number.


PUTNAM INVESTMENTS


             One Post Office Square
             Boston, Massachusetts 02109
             1-800-225-1581

             Address correspondence to
             Putnam Investor Services
             P.O. Box 41203
             Providence, Rhode Island 02940-1203

             www.putnaminvestments.com

             File No. 811-06257  NP036 219893 11/04



Prospectus

March 30, 2004,
as revised November 30, 2004

Putnam Limited
Duration Government
Income Fund*

Class A shares -- for eligible retirement plans
Investment Category: Income

This prospectus explains what you should know about this mutual fund before you invest. Please read it carefully. This prospectus only offers class A shares of the fund without a sales charge to eligible retirement plans.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the fund.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

* Prior to November 30, 2004, the fund was known as Putnam Intermediate U.S. Government Income Fund.


    CONTENTS


 2  Fund summary

 2  Goal

 2  Main investment strategies

 2  Main risks

 3  Performance information

 3  Fees and expenses

 4  What are the fund's main investment strategies and related risks?

 7  Who manages the fund?

10  How does the fund price its shares?

10  How do I buy fund shares?

11  How do I sell fund shares?

12  How do I exchange fund shares?

13  Fund distributions and taxes

13  Financial highlights


Putnam Defined Contribution Plans

[SCALE LOGO OMITTED]


Fund summary

Goal

The fund seeks as high a level of current income as Putnam Management believes is consistent with preservation of capital.

MAIN INVESTMENT STRATEGIES --  U.S. GOVERNMENT BONDS

We invest in bonds that

* are obligations of the U.S. government, its agencies and instrumentalities

* are backed by the full faith and credit of the United States, such as U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds, or by only the credit of a federal agency or government sponsored entity, such as Fannie Mae and Freddie Mac mortgage-backed bonds and

* have short to intermediate-term maturities (one to ten years). The fund will normally have an average duration of one to three years. Currently the fund is committed to maintaining a dollar weighted average maturity of three to ten years. This commitment expires effective January 21, 2005.

We also invest in forward commitments and repurchase agreements relating to those investments.

MAIN RISKS

The main risks that could adversely affect the value of the fund's shares and the total return on your investment include:

* The risk that the issuers of the fund's investments will not make timely payments of interest and principal. This credit risk is higher for debt that is not backed by the full faith and credit of the U.S. government.

* The risk that movements in financial markets will adversely affect the value of the fund's investments. This risk includes interest rate risk, which means that the prices of the fund's investments are likely to fall if interest rates rise.

* The risk that, compared to other debt, mortgage-backed investments may increase in value less when interest rates decline, and decline in value more when interest rates rise.

You can lose money by investing in the fund. The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the fund's risks. The chart shows year-to-year changes in the performance of the fund's class A shares. The table following the chart compares the fund's performance to that of a broad measure of market performance. Of course, a fund's past performance is not an indication of future performance.


[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS]

CALENDAR YEAR TOTAL RETURNS

1994          -1.46%
1995          15.04%
1996           3.74%
1997           7.49%
1998           7.55%
1999           0.20%
2000           9.22%
2001           7.29%
2002           7.78%
2003           1.35%


Year-to-date performance through 9/30/04 was 1.76%. During the periods shown in the bar chart, the highest return for a quarter was 5.06% (quarter ending 6/30/95) and the lowest return for a quarter was -1.56% (quarter ending 3/31/94).

Average Annual Total Returns (for periods ending 12/31/03)
------------------------------------------------------------------------------
                                       Past       Past       Past
                                       1 year     5 years    10 years
------------------------------------------------------------------------------
Class A                                1.35%      5.11%      5.72%
Lehman Intermediate
Government Bond Index                  2.29%      6.18%      6.32%
------------------------------------------------------------------------------

Class A share performance reflects the waiver of sales charges for purchases through eligible retirement plans. The fund's performance through 11/30/94 benefited from Putnam Management's agreement to limit the fund's expenses.

The fund's performance is compared to the Lehman Intermediate Government Bond Index, an unmanaged index of government bonds with maturities between one and up to ten years.

Fees and expenses

This table summarizes the fees and expenses you may pay if you invest in class A shares of the fund. Expenses are based on the fund's fiscal year ended November 30, 2003.

Shareholder Fees (fees paid directly from your investment)
------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                 NONE

Maximum Deferred Sales Charge (Load)                        NONE

Maximum Redemption Fee*
(as a percentage of total redemption proceeds)             2.00%
------------------------------------------------------------------------------



------------------------------------------------------------------------------
Annual Fund Operating Expenses+
(expenses that are deducted from fund assets)
------------------------------------------------------------------------------
                                               Total
                          Distri-              Annual       Peer
                          bution               Fund         Group
             Management   (12b-1)   Other      Operating    Expense
             Fees         Fees      Expenses   Expenses     Ratio++
------------------------------------------------------------------------------
Class A      0.50%        0.25%     0.23%      0.98%        1.04%
------------------------------------------------------------------------------

 * A 2.00% redemption fee (also referred to as a "short-term trading fee") may apply to any shares that are redeemed (either by selling or exchanging into another fund) within 5 days of purchase.

 + See the section "Who manages the fund?" for a discussion of regulatory matters and litigation.

++ Average of the expenses of front-end load funds viewed by Lipper Inc. as having the same investment classification or objective as the fund, as of September 30, 2004, calculated in accordance with Lipper's standard reporting methodology for comparing expenses within a given universe (excluding 12b-1 fees and without giving effect to any expense offset and brokerage service arrangements that may reduce fund expenses). To facilitate comparison, Putnam has adjusted this average to reflect the 12b-1 fees carried by each class of shares. The peer group may include funds that are significantly larger or smaller than the fund, which may limit the comparability of the fund's expenses to the Lipper average.

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts. By doing this, you can more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

------------------------------------------------------------------------------
                       1 year       3 years       5 years      10 years
------------------------------------------------------------------------------
Class A                $100         $312          $542         $1,201
------------------------------------------------------------------------------


What are the fund's main investment strategies and related risks?

Any investment carries with it some level of risk that generally reflects its potential for reward. We pursue the fund's goal by investing in U.S. government bonds. We will consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments. A description of the risks associated with the fund's main investment strategies follows.

* Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument's value usually will not affect the amount of interest income paid to the fund, but will affect the value of the fund's shares. Interest rate risk is generally greater for investments with longer maturities.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

"Premium" investments offer coupon rates higher than prevailing market rates. However, they involve a greater risk of loss, because their values tend to decline over time.

* Credit risk. U.S. government investments generally have the least credit risk but are not completely free of credit risk. U.S. government securities that are not backed by the full faith and credit of the United States, such as federal agency bonds, are subject to higher credit risk. Other bonds in which the fund may invest are subject to varying degrees of risk. These risk factors may include the creditworthiness of the issuer and, in the case of mortgage-backed securities, the ability of the underlying borrowers to meet their obligations.

* Prepayment risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. They may increase the volatility of the fund.

* Forward commitments and repurchase agreements. We may enter into contracts with dealers for future delivery of U.S. government investments, commonly known as forward commitments. A forward commitment involves a risk of loss if the value of the investment declines before the delivery date. We may also enter into repurchase agreements, under which we buy an investment from a firm that has an obligation to buy the investment back at a fixed price and time, typically within one week. Repurchase agreements involve the risk that the other party will default on its obligations, in which case we may find it difficult to recover the value of these investments.

* Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in derivatives including futures, options, warrants and swap contracts, and zero-coupon bonds, which may be subject to other risks, as described in the fund's statement of additional information (SAI).

* Alternative strategies. Under normal market conditions, we keep the fund's portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund's usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The Trustees may change the fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

* Portfolio transactions and portfolio turnover rate. Transactions on stock exchanges, commodities markets and futures markets involve the payment by the fund of brokerage commissions. The fund paid $2,469 in brokerage commissions during the 2003 fiscal year, representing less than 1% of the fund's average net assets. No amounts were paid to brokers who also provide research (including statistical and quotation) services. Additional information regarding Putnam's brokerage selection procedures is included in the SAI.

Although brokerage commissions and other portfolio transaction costs are not reflected in the fund's Total Annual Fund Operating Expenses ratio (as shown in the Annual Fund Operating Expenses table in the section "Fees and expenses"), they are reflected in the fund's total return. Combining the brokerage commissions paid by the fund during the fiscal year ended November 30, 2003 (as a percentage of the fund's average net assets) with the fund's Total Annual Fund Operating Expenses ratio for class A shares results in a "combined cost ratio" of 0.98% of the fund's average net assets for class A shares for the fiscal year ended November 30, 2003.

Investors should exercise caution in comparing brokerage commissions and combined cost ratios for different types of funds. For example, while brokerage commissions represent one component of the fund's transaction costs, they do not reflect any undisclosed amount of profit or "mark-up" included in the price paid by the fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the fund's purchase and sale transactions may change the market price for an investment (the "market impact").

Another factor in transaction costs is the fund's portfolio turnover rate, which measures how frequently the fund buys and sells investments. During the past five years, the fund's fiscal year portfolio turnover rate and the average turnover rate for the fund's Lipper category were as follows.

Turnover Comparison
------------------------------------------------------------------------------
                            2003       2002       2001       2000       1999
------------------------------------------------------------------------------
Putnam Limited
Duration Government
Income Fund                 509%       539%       224%       401%       319%

Lipper Short-Intermediate
U.S. Government
Funds Average*              184%       167%       170%       133%       170%
------------------------------------------------------------------------------

* Average portfolio turnover rate of funds viewed by Lipper Inc. as having the same investment classification or objective as the fund. The Lipper category average portfolio turnover rate is calculated using the portfolio turnover rate for the fiscal year end of each fund in the Lipper category. Fiscal years may vary across funds in the Lipper category, which may limit the comparability of the fund's portfolio turnover rate to the Lipper average.

The fund may buy and sell investments relatively often. Both the fund's portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions. High turnover may lead to increased costs and decreased performance.

As a matter of policy, Putnam Management is not permitted to consider sales of shares of the fund (or of the other Putnam funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the fund.

Who manages the fund?

The fund's Trustees oversee the general conduct of the fund's business. The Trustees have retained Putnam Management to be the fund's investment manager, responsible for making investment decisions for the fund and managing the fund's other affairs and business. The fund pays Putnam Management a quarterly management fee for these services based on the fund's average net assets. The fund paid Putnam Management a management fee of 0.50% of average net assets for the fund's fiscal year ended November 30, 2003. Putnam Management's address is One Post Office Square, Boston, MA 02109.

* Investment management teams. Putnam Management's investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Core Fixed-Income Team are responsible for the day-to-day management of the fund. The names of all team members can be found at www.putnaminvestments.com.

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over the last five years is shown.

------------------------------------------------------------------------------
                                            Positions Over
Portfolio leader  Since   Employer          Past Five Years
------------------------------------------------------------------------------
Kevin M. Cronin   1998    Putnam            Chief Investment
                          Management        Officer, Core Fixed
                          1997 - Present    Income, Fixed Income
                                            Money Market and Tax
                                            Exempt Fixed Income
------------------------------------------------------------------------------
                                            Positions Over
Portfolio member  Since   Employer          Past Five Years
------------------------------------------------------------------------------
Rob A. Bloemker   2002    Putnam            Mortgage Specialist,
                          Management        Core Fixed Income
                          1999 - Present
------------------------------------------------------------------------------

* Investment in the fund by Putnam employees and the Trustees. As of September 30, 2004, all of the 11 Trustees then on the Board of Trustees of the Putnam funds owned fund shares. The table shows the approximate value of investments in the fund and all Putnam funds as of that date by Putnam employees and the fund's Trustees, including in each case investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

------------------------------------------------------------------------------
                         Fund           All Putnam funds
------------------------------------------------------------------------------
Putnam employees         $284,618       $449,133,000
------------------------------------------------------------------------------
Trustees                 $656,319        $40,000,000
------------------------------------------------------------------------------

* Compensation of investment professionals. Putnam Management believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments' total incentive compensation pool that is available to Putnam Management's Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time. The peer group for the fund, Short-Intermediate U.S. Government Funds, is its broad investment category as determined by Lipper Inc. The portion of the incentive compensation pool available to your investment management team is also based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time.

* Consistent performance means being above median over one year.

* Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

* Superior performance (which is the largest component of Putnam
  Management's incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team's portion of the incentive compensation pool and allocating that portion to individual team members, Putnam Management retains discretion to reward or penalize teams or individuals as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year is determined by Putnam Management's parent company, Marsh & McLennan Companies, Inc., and depends in large part on Putnam's profitability for the year. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

* Regulatory matters and litigation. On April 8, 2004, Putnam Management entered into agreements with the Securities and Exchange Commission (SEC) and the Massachusetts Securities Division representing a final settlement of all charges brought against Putnam Management by those agencies on October 28, 2003 in connection with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. The settlement with the SEC requires Putnam Management to pay $5 million in disgorgement plus a civil monetary penalty of $50 million, and the settlement with the Massachusetts Securities Division requires Putnam Management to pay $5 million in restitution and an administrative fine of $50 million. The settlements also leave intact the process established under an earlier partial settlement with the SEC under which Putnam Management agreed to pay the amount of restitution determined by an independent consultant, which may exceed the disgorgement and restitution amounts specified above, pursuant to a plan to be developed by the independent consultant.

Putnam Management, and not the investors in any Putnam fund, will bear all costs, including restitution, civil penalties and associ ated legal fees stemming from both of these proceedings. The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management has agreed to bear any costs incurred by Putnam funds in connection with these lawsuits. Based on currently available information, Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

Review of these matters by counsel for Putnam Management and by separate independent counsel for the Putnam funds and their independent Trustees is continuing. The fund may experience increased redemptions as a result of these matters, which could result in increased transaction costs and operating expenses.

How does the fund price its shares?

The price of the fund's shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value. It values all other investments and assets at their fair value.

How do I buy fund shares?

All orders to purchase shares must be made through your employer's retirement plan. For more information about how to purchase shares of the fund through your employer's plan or limitations on the amount that may be purchased, please consult your employer.

Putnam Retail Management generally must receive your plan's completed buy order before the close of regular trading on the New York Stock Exchange for shares to be bought at that day's offering price.

To eliminate the need for safekeeping, the fund will not issue certificates for shares.

Mutual funds must obtain and verify information that identifies investors opening new accounts. If the fund is unable to collect the required information, Putnam Investor Services may not be able to open your fund account. Investors must provide their full name, residential or business address, Social Security or tax identification number, and date of birth. Entities, such as trusts, estates, corporations and partnerships, must also provide other identifying information. Putnam Investor Services may share identifying information with third parties for the purpose of verification. If Putnam Investor Services cannot verify identifying information after opening your account, the fund reserves the right to close your account.

The fund may periodically close to new purchases of shares or refuse any order to buy shares if the fund determines that doing so would be in the best interests of the fund and its shareholders.

* Distribution (12b-1) plan. The fund has adopted a distribution plan to pay for the marketing of class A shares and for services provided to shareholders. The plan provides for payments at an annual rate (based on average net assets) of up to 0.35%. The Trustees currently limit payments on class A shares to 0.25% of average net assets. Because the fees are paid out of the fund's assets on an ongoing basis, they will increase the cost of your investment.

* Payments to dealers. As disclosed in the SAI, Putnam Retail Management pays commissions, sales charge reallowances, and ongoing payments to dealers who sell certain classes of fund shares. In addition, Putnam Retail Management may, at its expense, pay concessions to dealers that satisfy certain criteria established from time to time by Putnam Retail Management relating to increasing net sales of shares of the Putnam funds over prior periods and certain other factors.

* Eligible retirement plans. An employer-sponsored retirement plan is eligible to purchase class A shares without an initial sales charge through this prospectus if it invests at least $1 million in class A shares.

How do I sell fund shares?

Subject to any restrictions imposed by your employer's plan, you can sell your shares through the plan back to the fund any day the New York Stock Exchange is open. For more information about how to sell shares of the fund through your employer's plan, including any charges that the plan may impose, please consult your employer.

The fund will impose a short-term trading fee of 2.00% of the total redemption amount (calculated at market value) if you sell or exchange your shares after holding them for 5 days or less. The short-term trading fee is paid directly to the fund and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The short-term trading fee will not apply in certain circumstances, such as redemptions to pay distributions or loans from defined contribution plans administered by Putnam, redemptions of shares purchased directly with contributions by a plan participant or sponsor, redemptions for loan repayment, redemptions from certain omnibus accounts, redemptions in the event of shareholder death or post-purchase disability and redemptions made as part of a systematic withdrawal plan. For purposes of determining whether the short-term trading fee applies, the shares that were held the longest will be redeemed first. Administrators, trustees or sponsors of retirement plans may also impose short-term trading fees. Please see the SAI for details.

Your plan administrator must send a signed letter of instruction to Putnam Investor Services. The price you will receive is the next NAV per share calculated after the fund receives the instruction in proper form. In order to receive that day's NAV, Putnam Investor Services must receive the instruction before the close of regular trading on the New York Stock Exchange.

The fund generally sends payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

How do I exchange fund shares?

Subject to any restrictions your plan imposes, you can exchange your fund shares for shares of other Putnam funds offered through your employer's plan without a sales charge. Contact your plan administrator or Putnam Investor Services for more information.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and otherwise to promote the best interests of the fund, the fund will impose a short-term trading fee of 2.00% of the total exchange amount (calculated at market value) on exchanges of shares held for 5 days or less. In the case of defined contribution plans administered by Putnam, the 2.00% short-term trading fee will apply to exchanges of shares purchased by exchange that are held in a plan participant's account for 5 days or less. Administrators, trustees or sponsors of retirement plans may also impose short-term trading fees.

The fund also reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds.

Fund distributions and taxes

The fund declares a distribution daily based on our projections of its estimated net income. The fund normally distributes any net investment income monthly and any net realized capital gains annually.

The terms of your employer's plan will govern how your employer's plan may receive distributions from the fund. Generally, periodic distributions from the fund to your employer's plan are reinvested in additional fund shares, although your employer's plan may permit you to receive fund distributions from net investment income in cash while reinvesting capital gains distributions in additional shares or to receive all fund distributions in cash. If you do not select another option, all distributions will be reinvested in additional fund shares.

Generally, for federal income tax purposes, fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long you have held your shares. However, distributions by the fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the fund) from such a plan.

You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Financial highlights

The financial highlights table is intended to help you understand the fund's recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been derived from the fund's financial statements, which have been audited by KPMG LLP. Its report and the fund's financial statements are included in the fund's annual report to shareholders, which is available upon request.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                          Year ended November 30
------------------------------------------------------------------------------------------------------------
                                       2003            2002            2001            2000            1999
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $5.17           $5.10           $4.90           $4.81           $5.01
------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------
Net investment income                   .06             .17             .26 (d)         .28             .25
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              .04             .12             .19             .06            (.20)
------------------------------------------------------------------------------------------------------------
Total from
investment operations                   .10             .29             .45             .34             .05
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                      (.06)           (.20)           (.25)           (.25)           (.25)
------------------------------------------------------------------------------------------------------------
From net realized
gain on investment                     (.03)           (.02)             --              --              --
------------------------------------------------------------------------------------------------------------
Total distributions                    (.09)           (.22)           (.25)           (.25)           (.25)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $5.18           $5.17           $5.10           $4.90           $4.81
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 2.00            5.85            9.29            7.23            1.09
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                     $439,463        $588,232        $327,332        $217,197        $243,927
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)               .98             .97             .96            1.00             .99
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)              1.26            3.18            5.15            5.84            5.20
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)               509.05 (c)      538.64 (c)      224.31 (c)      401.30          318.67
------------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.

(c) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.



[This page left intentionally blank]


For more information about
Putnam Limited Duration
Government Income Fund

The fund's statement of additional information (SAI) and annual and semi-annual reports to shareholders include additional information about the fund. The SAI and the independent registered public accounting firm's report and the financial statements included in the fund's most recent annual reports to its shareholders are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The fund's annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its fiscal year ended November 30, 2003. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by calling Putnam toll-free at 1-800-752-9894.

You may review and copy information about a fund, including its SAI, at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the fund's file number.


PUTNAM INVESTMENTS

                      Putnam Defined Contribution Plans
                      One Post Office Square
                      Boston, Massachusetts 02109
                      1-800-752-9894

                      Address correspondence to
                      Putnam Investor Services
                      P.O. Box 9740
                      Providence, Rhode Island 02940-9740

                      www.putnaminvestments.com

DA036 220417 11/04    File No. 811-06257



Prospectus

March 30, 2004,
as revised November 30, 2004

Putnam Limited
Duration Government
Income Fund*

Class Y shares
Investment Category: Income

This prospectus explains what you should know about this mutual fund before you invest. Please read it carefully.

Putnam Investment Management, LLC (Putnam Management), which has managed mutual funds since 1937, manages the fund.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

* Prior to November 30, 2004, the fund was known as Putnam Intermediate U.S. Government Income Fund.


    CONTENTS

 2  Fund summary

 2  Goal

 2  Main investment strategies

 2  Main risks

 3  Performance information

 3  Fees and expenses

 4  What are the fund's main investment strategies and related risks?

 7  Who manages the fund?

10  How does the fund price its shares?

10  How do I buy fund shares?

11  How do I sell fund shares?

12  How do I exchange fund shares?

13  Fund distributions and taxes

14  Financial highlights


Putnam Defined Contribution Plans

[SCALE LOGO OMITTED]


Fund summary

GOAL

The fund seeks as high a level of current income as Putnam Management believes is consistent with preservation of capital.

MAIN INVESTMENT STRATEGIES -- U.S. GOVERNMENT BONDS

We invest in bonds that

* are obligations of the U.S. government, its agencies and instrumentalities

* are backed by the full faith and credit of the United States, such as U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds, or by only the credit of a federal agency or government sponsored entity, such as Fannie Mae and Freddie Mac mortgage-backed bonds and

* have short to intermediate-term maturities (one to ten years). The fund will normally have an average duration of one to three years. Currently the fund is committed to maintaining a dollar weighted average maturity of three to ten years. This commitment expires effective January 21, 2005.

We also invest in forward commitments and repurchase agreements relating to those investments.

MAIN RISKS

The main risks that could adversely affect the value of the fund's shares and the total return on your investment include:

* The risk that the issuers of the fund's investments will not make timely payments of interest and principal. This credit risk is higher for debt that is not backed by the full faith and credit of the U.S. government.

* The risk that movements in financial markets will adversely affect the value of the fund's investments. This risk includes interest rate risk, which means that the prices of the fund's investments are likely to fall if interest rates rise.

* The risk that, compared to other debt, mortgage-backed investments may increase in value less when interest rates decline, and decline in value more when interest rates rise.

You can lose money by investing in the fund. The fund may not achieve its goal, and is not intended as a complete investment program. An investment in the fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION

The following information provides some indication of the fund's risks. The chart shows year-to-year changes in the performance of the fund's class Y shares. The table following the chart compares the fund's performance to that of a broad measure of market performance. Of course, a fund's past performance is not an indication of future performance.


[GRAPHIC OMITTED: vertical bar chart CALENDAR YEAR TOTAL RETURNS]

CALENDAR YEAR TOTAL RETURNS

1994           -1.46%
1995           15.04%
1996            3.74%
1997            7.56%
1998            7.82%
1999            0.25%
2000            9.73%
2001            7.35%
2002            8.06%
2003            1.81%


Year-to-date performance through 9/30/04 was 1.96%. During the periods shown in the bar chart, the highest return for a quarter was 5.06% (quarter ending 6/30/95) and the lowest return for a quarter was -1.56% (quarter ending 3/31/94).

Average Annual Total Returns (for periods ending 12/31/03)
------------------------------------------------------------------------------
                                       Past       Past       Past
                                       1 year     5 years    10 years
------------------------------------------------------------------------------
Class Y                                1.81%      5.37%      5.89%
Lehman Intermediate
Government Bond Index                  2.29%      6.18%      6.32%
------------------------------------------------------------------------------

Performance information shown in the bar chart and table above, for periods prior to the inception of class Y shares on 10/1/97, is derived from the historical performance of the fund's class A shares (not offered by this prospectus). Performance of class Y shares does not reflect the initial sales charge currently applicable to class A shares or differences in operating expenses which, for class Y shares, are lower than the operating expenses applicable to class A shares.

The fund's performance through 11/30/94 benefited from Putnam Management's agreement to limit the fund's expenses.

The fund's performance is compared to the Lehman Intermediate Government Bond Index, an unmanaged index of government bonds with maturities between one and up to ten years.

FEES AND EXPENSES

This table summarizes the fees and expenses you may pay if you invest in class Y shares of the fund. Expenses are based on the fund's fiscal year ended November 30, 2003.

------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment)
------------------------------------------------------------------------------
Maximum Sales Charge (Load)                                 NONE

Maximum Deferred Sales Charge (Load)                        NONE

Maximum Redemption Fee*
(as a percentage of total redemption proceeds)             2.00%
------------------------------------------------------------------------------


Annual Fund Operating Expenses+
(expenses that are deducted from fund assets)
------------------------------------------------------------------------------
                                                   Total Annual     Peer Group
                         Management    Other       Fund Operating   Expense
                         Fees          Expenses    Expenses         Ratio++
------------------------------------------------------------------------------
Class Y                  0.50%         0.23%       0.73%            0.79%
------------------------------------------------------------------------------

 * A 2.00% redemption fee (also referred to as a "short-term trading fee") may apply to any shares that are redeemed (either by selling or exchanging into another fund) within 5 days of purchase.

 + See the section "Who manages the fund?" for a discussion of regulatory matters and litigation.

++ Average of the expenses of front-end load funds viewed by Lipper Inc. as having the same investment classification or objective as the fund, as of September 30, 2004, calculated in accordance with Lipper's standard reporting methodology for comparing expenses within a given universe (excluding 12b-1 fees and without giving effect to any expense offset and brokerage service arrangements that may reduce fund expenses). The peer group may include funds that are significantly larger or smaller than the fund, which may limit the comparability of the fund's expenses to the Lipper average.

EXAMPLE

The example translates the expenses shown in the preceding table into dollar amounts. By doing this, you can more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.

------------------------------------------------------------------------------
                       1 year       3 years       5 years      10 years
------------------------------------------------------------------------------
Class Y                $75          $233          $406         $906
------------------------------------------------------------------------------


What are the fund's main investment strategies and related risks?

Any investment carries with it some level of risk that generally reflects its potential for reward. We pursue the fund's goal by investing in U.S. government bonds. We will consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments. A description of the risks associated with the fund's main investment strategies follows.

* Interest rate risk. The values of bonds and other debt instruments usually rise and fall in response to changes in interest rates. Declining interest rates generally increase the value of existing debt instruments, and rising interest rates generally decrease the value of existing debt instruments. Changes in a debt instrument's value usually will not affect the amount of interest income paid to the fund, but will affect the value of the fund's shares. Interest rate risk is generally greater for investments with longer maturities.

Some investments give the issuer the option to call or redeem an investment before its maturity date. If an issuer calls or redeems an investment during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.

"Premium" investments offer coupon rates higher than prevailing market rates. However, they involve a greater risk of loss, because their values tend to decline over time.

* Credit risk. U.S. government investments generally have the least credit risk but are not completely free of credit risk. U.S. government securities that are not backed by the full faith and credit of the United States, such as federal agency bonds, are subject to higher credit risk. Other bonds in which the fund may invest are subject to varying degrees of risk. These risk factors may include the creditworthiness of the issuer and, in the case of mortgage-backed securities, the ability of the underlying borrowers to meet their obligations.

* Prepayment risk. Traditional debt investments typically pay a fixed rate of interest until maturity, when the entire principal amount is due. By contrast, payments on mortgage-backed investments typically include both interest and partial payment of principal. Principal may also be prepaid voluntarily, or as a result of refinancing or foreclosure. We may have to invest the proceeds from prepaid investments in other investments with less attractive terms and yields. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. They may increase the volatility of the fund.

* Forward commitments and repurchase agreements. We may enter into contracts with dealers for future delivery of U.S. government investments, commonly known as forward commitments. A forward commitment involves a risk of loss if the value of the investment declines before the delivery date. We may also enter into repurchase agreements, under which we buy an investment from a firm that has an obligation to buy the investment back at a fixed price and time, typically within one week. Repurchase agreements involve the risk that the other party will default on its obligations, in which case we may find it difficult to recover the value of these investments.

* Frequent trading. We may buy and sell investments relatively often, which involves higher brokerage commissions and other expenses.

* Other investments. In addition to the main investment strategies described above, we may make other types of investments, such as investments in derivatives including futures, options, warrants and swap contracts, and zero-coupon bonds, which may be subject to other risks, as described in the fund's statement of additional information (SAI).

* Alternative strategies. Under normal market conditions, we keep the fund's portfolio fully invested, with minimal cash holdings. However, at times we may judge that market conditions make pursuing the fund's usual investment strategies inconsistent with the best interests of its shareholders. We then may temporarily use alternative strategies that are mainly designed to limit losses. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal.

* Changes in policies. The Trustees may change the fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.

* Portfolio transactions and portfolio turnover rate. Transactions on stock exchanges, commodities markets and futures markets involve the payment by the fund of brokerage commissions. The fund paid $2,469 in brokerage commissions during the 2004 fiscal year, representing less than 1% of the fund's average net assets. No amounts were paid to brokers who also provide research (including statistical and quotation) services. Additional information regarding Putnam's brokerage selection procedures is included in the SAI.

Although brokerage commissions and other portfolio transaction costs are not reflected in the fund's Total Annual Fund Operating Expenses ratio (as shown in the Annual Fund Operating Expenses table in the section "Fees and expenses"), they are reflected in the fund's total return. Combining the brokerage commissions paid by the fund during the fiscal year ended November 30, 2003 (as a percentage of the fund's average net assets) with the fund's Total Annual Fund Operating Expenses ratio for class Y shares results in a "combined cost ratio" of 0.73% of the fund's average net assets for class Y shares for the fiscal year ended November 30, 2003 year.

Investors should exercise caution in comparing brokerage commissions and combined cost ratios for different types of funds. For example, while brokerage commissions represent one component of the fund's transaction costs, they do not reflect any undisclosed amount of profit or "mark-up" included in the price paid by the fund for principal transactions (transactions made directly with a dealer or other counterparty), including most fixed income securities and certain derivatives. In addition, brokerage commissions do not reflect other elements of transaction costs, including the extent to which the fund's purchase and sale transactions may change the market price for an investment (the "market impact").

Another factor in transaction costs is the fund's portfolio turnover rate, which measures how frequently the fund buys and sells investments. During the past five years, the fund's fiscal year portfolio turnover rate and the average turnover rate for the fund's Lipper category were as follows.

Turnover Comparison
------------------------------------------------------------------------------
                              2003       2002       2001       2000      1999
------------------------------------------------------------------------------
Putnam Limited Duration
Government Income Fund        509%       539%       224%       401%      319%

Lipper Short-Intermediate
U.S. Government
Funds Average*                184%       167%       170%       133%      170%
------------------------------------------------------------------------------

The fund may buy and sell investments relatively often. Both the fund's portfolio turnover rate and the amount of brokerage commissions it pays will vary over time based on market conditions. High turnover may lead to increased costs and decreased performance.

As a matter of policy, Putnam Management is not permitted to consider sales of shares of the fund (or of the other Putnam funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the fund.

Who manages the fund?

The fund's Trustees oversee the general conduct of the fund's business. The Trustees have retained Putnam Management to be the fund's investment manager, responsible for making investment decisions for the fund and managing the fund's other affairs and business. The fund pays Putnam Management a quarterly management fee for these services based on the fund's average net assets. The fund paid Putnam Management a management fee of 0.50% of average net assets for the fund's fiscal year ended November 30, 2003. Putnam Management's address is One Post Office Square, Boston, MA 02109.

* Investment management teams. Putnam Management's investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Core Fixed-Income Team are responsible for the day-to-day management of the fund. The names of all team members can be found at www.putnaminvestments.com.

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over the last five years is shown.

------------------------------------------------------------------------------
                                              Positions Over
Portfolio leader   Since   Employer           Past Five Years
------------------------------------------------------------------------------
Kevin M. Cronin    1998    Putnam             Chief Investment
                           Management         Officer, Core Fixed
                           1997 - Present     Income, Fixed Income
                                              Money Market and
                                              Tax Exempt Fixed Income
------------------------------------------------------------------------------
                                              Positions Over
Portfolio member   Since   Employer           Past Five Years
------------------------------------------------------------------------------
Rob A. Bloemker    2002    Putnam             Mortgage Specialist,
                           Management         Core Fixed Income
                           1999 - Present
------------------------------------------------------------------------------

* Investment in the fund by Putnam employees and the Trustees. As of September 30, 2004, all of the 11 Trustees then on the Board of Trustees of the Putnam funds owned fund shares. The table shows the approximate value of investments in the fund and all Putnam funds as of that date by Putnam employees and the fund's Trustees, including in each case investments by their immediate family members and amounts invested through retirement and deferred compensation plans.

------------------------------------------------------------------------------
                         Fund           All Putnam funds
------------------------------------------------------------------------------
Putnam employees         $284,618       $449,133,000
------------------------------------------------------------------------------
Trustees                 $656,319        $40,000,000
------------------------------------------------------------------------------

* Compensation of investment professionals. Putnam Management believes that its investment management teams should be compensated primarily based on their success in helping investors achieve their goals. The portion of Putnam Investments' total incentive compensation pool that is available to Putnam Management's Investment Division is based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time. The peer group for the fund, Short-Intermediate U.S. Government Funds, is its broad investment category as determined by Lipper Inc. The portion of the incentive compensation pool available to your investment management team is also based primarily on its delivery, across all of the portfolios it manages, of consistent, dependable and superior performance over time.

* Consistent performance means being above median over one year.

* Dependable performance means not being in the 4th quartile of the peer group over one, three or five years.

* Superior performance (which is the largest component of Putnam
  Management's incentive compensation program) means being in the top third of the peer group over three and five years.

In determining an investment management team's portion of the incentive compensation pool and allocating that portion to individual team members, Putnam Management retains discretion to reward or penalize teams or individuals as it deems appropriate, based on other factors. The size of the overall incentive compensation pool each year is determined by Putnam Management's parent company, Marsh & McLennan Companies, Inc., and depends in large part on Putnam's profitability for the year. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

* Regulatory matters and litigation. On April 8, 2004, Putnam Management entered into agreements with the Securities and Exchange Commission (SEC) and the Massachusetts Securities Division representing a final settlement of all charges brought against Putnam Management by those agencies on October 28, 2003 in connection with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. The settlement with the SEC requires Putnam Management to pay $5 million in disgorgement plus a civil monetary penalty of $50 million, and the settlement with the Massachusetts Securities Division requires Putnam Management to pay $5 million in restitution and an administrative fine of $50 million. The settlements also leave intact the process established under an earlier partial settlement with the SEC under which Putnam Management agreed to pay the amount of restitution determined by an independent consultant, which may exceed the disgorgement and restitution amounts specified above, pursuant to a plan to be developed by the independent consultant.

Putnam Management, and not the investors in any Putnam fund, will bear all costs, including restitution, civil penalties and associated legal fees stemming from both of these proceedings. The SEC's and Massachusetts Securities Division's allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management has agreed to bear any costs incurred by Putnam funds in connection with these lawsuits. Based on currently available information, Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

Review of these matters by counsel for Putnam Management and by separate independent counsel for the Putnam funds and their independent Trustees is continuing. The fund may experience increased redemptions as a result of these matters, which could result in increased transaction costs and operating expenses.

How does the fund price its shares?

The price of the fund's shares is based on its net asset value (NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value. It values all other investments and assets at their fair value.

How do I buy fund shares?

All orders to purchase shares must be made through your employer's retirement plan. For more information about how to purchase shares of the fund through your employer's plan or limitations on the amount that may be purchased, please consult your employer.

Putnam Retail Management generally must receive your plan's completed buy order before the close of regular trading on the New York Stock Exchange for shares to be bought at that day's offering price.

To eliminate the need for safekeeping, the fund will not issue certificates for shares.

Mutual funds must obtain and verify information that identifies investors opening new accounts. If the fund is unable to collect the required information, Putnam Investor Services may not be able to open your fund account. Investors must provide their full name, residential or business address, Social Security or tax identification number, and date of birth. Entities, such as trusts, estates, corporations and partnerships, must also provide other identifying information. Putnam Investor Services may share identifying information with third parties for the purpose of verification. If Putnam Investor Services cannot verify identifying information after opening your account, the fund reserves the right to close your account.

The fund may periodically close to new purchases of shares or refuse any order to buy shares if the fund determines that doing so would be in the best interests of the fund and its shareholders.

* Eligible purchasers. A defined contribution plan (including a corporate
  IRA) is eligible to purchase class Y shares if approved by Putnam and if

* the plan, its sponsor and other employee benefit plans of the sponsor invest at least $150 million in Putnam funds and other investments managed by Putnam Management or its affiliates, or the average investment in Putnam-managed assets of accounts in the plan is at least $30,000; or

* the plan's sponsor confirms a good faith expectation that, within such period after initial purchase as is agreed by the sponsor and Putnam, investments in Putnam-managed assets will attain the level or average account size specified above, using the higher of purchase price or current market value, and agrees that class Y shares may be redeemed and class A shares purchased if that level is not attained.

College savings plans that qualify for tax-exempt treatment under Section 529 of the Internal Revenue Code, bank trust departments and trust companies, other defined contribution plans, and other Putnam funds and Putnam investment products, if approved by Putnam, are also eligible to purchase class Y shares.

* Payments to dealers. As disclosed in the SAI, Putnam Retail Management pays commissions, sales charge reallowances, and ongoing payments to dealers who sell certain classes of fund shares. In addition, Putnam Retail Management may, at its expense, pay concessions to dealers that satisfy certain criteria established from time to time by Putnam Retail Management relating to increasing net sales of shares of the Putnam funds over prior periods and certain other factors.

How do I sell fund shares?

Subject to any restrictions imposed by your employer's plan, you can sell your shares through the plan back to the fund any day the New York Stock Exchange is open. For more information about how to sell shares of the fund through your employer's plan, including any charges that the plan may impose, please consult your employer.

The fund will impose a short-term trading fee of 2.00% of the total redemption amount (calculated at market value) if you sell or exchange your shares after holding them for 5 days or less. The short-term trading fee is paid directly to the fund and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. The short-term trading fee will not apply in certain circumstances, such as redemptions to pay distributions or loans from defined contribution plans administered by Putnam, redemptions of shares purchased directly with contributions by a plan participant or sponsor, redemptions for loan repayment, redemptions from certain omnibus accounts, redemptions in the event of shareholder death or post-purchase disability and redemptions made as part of a systematic withdrawal plan. For purposes of determining whether the short-term trading fee applies, the shares that were held the longest will be redeemed first. Administrators, trustees or sponsors of retirement plans may also impose short-term trading fees. Please see the SAI for details.

Your plan administrator must send a signed letter of instruction to Putnam Investor Services. The price you will receive is the next NAV per share calculated after the fund receives the instruction in proper form. In order to receive that day's NAV, Putnam Investor Services must receive the instruction before the close of regular trading on the New York Stock Exchange.

The fund generally sends payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

How do I exchange fund shares?

Subject to any restrictions your plan imposes, you can exchange your fund shares for shares of other Putnam funds offered through your employer's plan without a sales charge. Contact your plan administrator or Putnam Investor Services for more information.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and otherwise to promote the best interests of the fund, the fund will impose a short-term trading fee of 2.00% of the total exchange amount (calculated at market value) on exchanges of shares held for 5 days or less. In the case of defined contribution plans administered by Putnam, the 2.00% short-term trading fee will apply to exchanges of shares purchased by exchange that are held in a plan participant's account for 5 days or less. Administrators, trustees or sponsors of retirement plans may also impose short-term trading fees.

The fund also reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds.

Fund distributions and taxes

The fund declares a distribution daily based on our projections of its estimated net income. The fund normally distributes any net investment income monthly and any net realized capital gains annually.

The terms of your employer's plan will govern how your employer's plan may receive distributions from the fund. Generally, periodic distributions from the fund to your employer's plan are reinvested in additional fund shares, although your employer's plan may permit you to receive fund distributions from net investment income in cash while reinvesting capital gains distributions in additional shares or to receive all fund distributions in cash. If you do not select another option, all distributions will be reinvested in additional fund shares.

Generally, for federal income tax purposes, fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long you have held your shares. However, distributions by the fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the fund) from such a plan.

You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Financial highlights

The financial highlights table is intended to help you understand the fund's recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been derived from the fund's financial statements, which have been audited by KPMG LLP. Its report and the fund's financial statements are included in the fund's annual report to shareholders, which is available upon request.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------


Per-share
operating performance                                          Year ended November 30
------------------------------------------------------------------------------------------------------------
                                       2003            2002            2001            2000            1999
------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                   $5.16           $5.09           $4.90           $4.80           $5.01
------------------------------------------------------------------------------------------------------------
Investment operations:
------------------------------------------------------------------------------------------------------------
Net investment income                   .07             .18             .27 (d)         .29             .26
------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments              .05             .12             .18             .07            (.21)
------------------------------------------------------------------------------------------------------------
Total from
investment operations                   .12             .30             .45             .36             .05
------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------
From net
investment income                      (.08)           (.21)           (.26)           (.26)           (.26)
------------------------------------------------------------------------------------------------------------
From net realized
gain on investment                     (.03)           (.02)             --              --              --
------------------------------------------------------------------------------------------------------------
Total distributions                    (.11)           (.23)           (.26)           (.26)           (.26)
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                         $5.17           $5.16           $5.09           $4.90           $4.80
------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                 2.27            6.13            9.35            7.73            1.14
------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                     $172,240        $185,303        $171,498        $132,245        $114,881
------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)               .73             .72             .71             .75             .74
------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)              1.51            3.55            5.41            6.11            5.45
------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)               509.05 (c)      538.64 (c)      224.31 (c)      401.30          318.67
------------------------------------------------------------------------------------------------------------

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements.

(c) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

(d) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the periods.




For more information about
Putnam Limited Duration
Government Income Fund

The fund's statement of additional information (SAI) and annual and semi-annual reports to shareholders include additional information about the fund. The SAI and the independent registered public accounting firm's report and the financial statements included in the fund's most recent annual reports to its shareholders are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The fund's annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its fiscal year ended November 30, 2003. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by calling Putnam toll-free at 1-800-752-9894.

You may review and copy information about a fund, including its SAI, at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the fund on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102. You may need to refer to the fund's file number.


PUTNAM INVESTMENTS

                      Putnam Defined Contribution Plans
                      One Post Office Square
                      Boston, Massachusetts 02109
                      1-800-752-9894

                      Address correspondence to
                      Putnam Investor Services
                      P.O. Box 9740
                      Providence, Rhode Island 02940-9740

                      www.putnaminvestments.com

DY036 220418 11/04    File No. 811-06257